Schedule of investments
Optimum Large Cap Value Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.57%
Communication Services — 4.40%
Alphabet Class A	75,684	$ 13,785,841
Comcast Class A	500,106	19,584,151
Fox Class A	219,721	7,551,811
Meta Platforms Class A	24,388	12,296,917
Verizon Communications	229,972	9,484,045
Walt Disney	161,104	15,996,016
		78,698,781
Consumer Discretionary — 3.25%
Darden Restaurants	59,906	9,064,976
General Motors	191,352	8,890,214
Lowe's	129,397	28,526,862
Marriott International Class A	48,236	11,662,018
		58,144,070
Consumer Staples — 6.71%
Diageo	299,822	9,435,329
Kenvue	443,417	8,061,321
Kimberly-Clark	49,335	6,818,097
Mondelez International Class A	319,235	20,890,738
Nestle	111,244	11,356,558
PepsiCo	127,161	20,972,664
Procter & Gamble	63,492	10,471,101
Reckitt Benckiser Group	87,946	4,760,408
Target	143,437	21,234,414
Tyson Foods Class A	102,167	5,837,822
		119,838,452
Energy — 7.60%
Chevron	83,898	13,123,325
ConocoPhillips	329,887	37,732,475
EOG Resources	151,090	19,017,698
Exxon Mobil	373,364	42,981,664
Phillips 66	58,011	8,189,413
Schlumberger	313,223	14,777,861
		135,822,436
Financials — 23.50%
American Express	117,604	27,231,206
Aon Class A	66,467	19,513,382
Bank of America	438,359	17,433,538
Berkshire Hathaway Class B †	41,685	16,957,458
BlackRock	32,297	25,428,074
Chubb	63,636	16,232,271
Citigroup	210,850	13,380,541
Hartford Financial Services Group	142,020	14,278,691
Intercontinental Exchange	96,087	13,153,350
JPMorgan Chase & Co.	385,213	77,913,181
KKR & Co.	87,117	9,168,193
Marsh & McLennan	101,324	21,350,993
Morgan Stanley	176,927	17,195,535
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Nasdaq	214,609	$ 12,932,338
PayPal Holdings †	141,877	8,233,122
PNC Financial Services Group	60,837	9,458,937
Progressive	147,955	30,731,733
Prudential Financial	49,825	5,838,992
S&P Global	30,568	13,633,328
State Street	49,052	3,629,848
Travelers	127,560	25,938,050
Truist Financial	93,210	3,621,209
Wells Fargo & Co.	278,428	16,535,839
		419,789,809
Healthcare — 16.07%
Abbott Laboratories	236,683	24,593,730
AbbVie	153,858	26,389,724
Amgen	31,035	9,696,886
Avantor †	275,783	5,846,600
Becton Dickinson & Co.	53,593	12,525,220
Boston Scientific †	227,555	17,524,011
Cencora	55,426	12,487,478
Cigna Group	80,288	26,540,804
CVS Health	142,582	8,420,893
Elevance Health	22,493	12,188,057
Johnson & Johnson	196,539	28,726,140
McKesson	40,805	23,831,752
Medtronic	31,178	2,454,020
Merck & Co.	210,721	26,087,260
Pfizer	473,771	13,256,113
Roche Holding	8,985	2,495,139
Thermo Fisher Scientific	27,178	15,029,434
UnitedHealth Group	37,397	19,044,796
		287,138,057
Industrials — 15.92%
Boeing †	74,217	13,508,236
Canadian National Railway	39,286	4,640,855
Carrier Global	188,221	11,872,981
Caterpillar	38,779	12,917,285
CSX	370,511	12,393,593
Delta Air Lines	197,136	9,352,132
Eaton	39,096	12,258,551
Equifax	31,563	7,652,765
General Dynamics	65,905	19,121,677
Honeywell International	147,628	31,524,483
Illinois Tool Works	36,468	8,641,457
Johnson Controls International	17,429	1,158,506
Northrop Grumman	44,100	19,225,395
Otis Worldwide	31,585	3,040,372
Owens Corning	67,493	11,724,884
PACCAR	57,584	5,927,697
Parker-Hannifin	32,093	16,232,960
NQ- OPTLV [0624] 0824 (3775182)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Quanta Services	57,979	$ 14,731,884
RTX	302,678	30,385,844
Textron	128,944	11,071,132
Trane Technologies	20,399	6,709,843
Union Pacific	73,879	16,715,863
Veralto	5,247	500,931
WW Grainger	3,406	3,073,029
		284,382,355
Information Technology — 9.00%
Accenture Class A	53,950	16,368,969
Analog Devices	84,249	19,230,677
Broadcom	7,018	11,267,610
Cisco Systems	273,056	12,972,891
KLA	19,327	15,935,305
Micron Technology	108,915	14,325,590
Microsoft	28,691	12,823,442
Motorola Solutions	37,499	14,476,489
NXP Semiconductors	43,766	11,776,993
ON Semiconductor †	70,117	4,806,520
Oracle	88,756	12,532,347
Texas Instruments	73,311	14,261,189
		160,778,022
Materials — 3.76%
Air Products and Chemicals	37,849	9,766,934
Corteva	87,111	4,698,767
DuPont de Nemours	273,389	22,005,081
Freeport-McMoRan	232,919	11,319,863
Martin Marietta Materials	19,034	10,312,621
PPG Industries	42,686	5,373,741
Sherwin-Williams	12,260	3,658,752
		67,135,759
Real Estate — 2.97%
American Tower	55,606	10,808,694
Equity LifeStyle Properties	88,837	5,785,954
Prologis	207,381	23,290,960
Public Storage	46,036	13,242,256
		53,127,864
Utilities — 5.39%
American Electric Power	42,139	3,697,276
Dominion Energy	260,094	12,744,606
Duke Energy	310,683	31,139,757
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Exelon	164,321	$ 5,687,150
NextEra Energy	171,169	12,120,477
PG&E	507,184	8,855,432
Southern	214,267	16,620,691
Xcel Energy	102,478	5,473,350
		96,338,739
Total Common Stocks (cost $1,287,154,829)		1,761,194,344

Short-Term Investments — 1.39%
Money Market Mutual Funds — 1.39%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	6,186,536	6,186,536
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	6,186,536	6,186,536
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	6,186,536	6,186,536
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	6,186,536	6,186,536
Total Short-Term Investments (cost $24,746,144)		24,746,144

Total Value of Securities—99.96% (cost $1,311,900,973)		1,785,940,488
Receivables and Other Assets Net of Liabilities—0.04%		734,614
Net Assets Applicable to 95,101,238 Shares Outstanding—100.00%		$1,786,675,102
†	Non-income producing security.
Summary of abbreviations:
LLC – Limited Liability Corporation
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [0624] 0824 (3775182)